COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 13 – COMMITMENTS AND CONTINGENCIES (continued)

Consulting Agreement

On January 17, 2011, the Company entered into a one year Advertising and Promotional Services Agreement with a consultant. The consultant will provide planning, developing and implementing promotional campaigns for the Company. The Consultant is entitled to cash compensation of $30,000 per month. This agreement may be terminated by the Company with or without cause upon written notice 60 days following the date of this agreement. The Company terminated this agreement during the third quarter of this fiscal year.

Employment Agreement

In March 2011, the Company entered into a Separation Agreement and General Release with the former president of the Company. Pursuant to the Settlement Agreement, the former President, Mr. Cohen returned 900,000 shares of the Company's common stock for cancellation and sold 1,200,000 shares of the Company's common stock he owned to one or more purchasers who are accredited investors on the closing date. In addition, Mr. Cohen's employment agreement was terminated and the parties exchanged releases. The closing of the proceeds from the private sale of the 1,200,000 shares occurred in April 2011 in connection with the Separation Agreement and General Release with the former president of the Company. The Company received a total of $77,250 for reimbursement of certain costs and expenses on the closing date pursuant to this agreement and such amount has been applied against live events expenses in the accompanying consolidated statements of operations.

On September 2, 2011, the Company, the Empire Sports and Entertainment Co., EXCX Funding, Corp. (“EXCX”), Capital Hoedown, Inc. (collectively, the “Companies”), and Sheldon Finkel, our former Chief Executive Officer and Co-Chairman of our Board of Directors (“Executive”), entered into a Separation Agreement (the “Agreement”) under which Executive resigned from all positions with the Company and each of its subsidiaries and affiliates. Certain previously entered funding agreements by and between Barry Honig, our Chairman, Executive, and Michael Brauser (collectively, “Lenders”) provided certain funding for the purpose of assisting Empire in financing certain entertainment event costs. Empire acquired a 66.67% interest in Capital Hoedown and CII acquired a 33.33% in Capital Hoedown under which Lenders provided funding pursuant to that certain Credit Facility Agreement (the “Loan Agreement”), one or more Notes, a Security Agreement, a Owner's Pledge and Security Agreement, a Blocked Account Control Agreement, a Collateral Account Agreement, and the other Loan Documents (the “Transaction Documents”). Executive and Lenders also entered into a Contribution and Security Agreement dated as of February 19, 2011 (the “Contribution Agreement”) under which Executive pledged certain collateral and agreed to reimburse Lenders certain amounts in connection with the Loan Agreement.
Pursuant to the Agreement, Executive agreed to the following:

i.	Cancellation of 750,000 shares of common stock, par value $0.001 per share, of the Company's Common Stock owned by Executive; and
ii.
All unvested shares and options of the Company shall be cancelled and returned to the Company, other than outstanding options awarded to Executive to purchase 400,000 shares of Common Stock and additionally, Executive shall be entitled to retain 600,000 shares of Common Stock presently owned (the options to purchase 400,000 shares of Common Stock and 600,000 shares of Common Stock, the “Executive Retained Securities”). The  Executive Retained Securities shall secure for collection of certain outstanding receivables of approximately $112,500, and thereafter be pledged to Lenders as collateral security for the payment by the Executive of $150,000 of indebtedness to Lenders in accordance with a payment schedule set forth in the Agreement; and

iii.	1,950,000 shares of Executive's Common Stock shall be sold to Michael Brauser, one of the Lenders; and
iv.
That certain Letter of Credit issued by Signature Bank, NA, (the “Letter of Credit”) pledged to Lenders as collateral security for the Loan Agreement, shall be assigned by Executive to the Lenders to repay the obligations under the Credit facility agreement.

Additionally, the employment agreement of Executive was terminated upon execution of the Separation Agreement. The Executive and the Companies agreed to release each other from any and all claims and further obligations.

Production Agreement

In November 2010, the Company entered into a letter agreement with a sports network programming company, whereby the Company will supply 12 fully produced and broadcast episodes of boxing matches each month beginning January 2011. The Company will pay the sports network programming company distribution fees of $16,500 per episode for a total of $198,000. In March 2011, both parties agreed to terminate this agreement. The Company did not incur any expenses from this agreement.

Management Fee Agreement

Contemporaneously with the execution of the Shareholder Agreement on April 26, 2011, the Company entered into a management service agreement with CII and a management fee of $100,000 (in Canadian dollars) shall be paid to CII each year such country music festival event is produced. The management fee was paid in eight equal monthly installments of $12,500 and will cover the salaries of the manager and general office overhead. The Company has fully paid its obligation related to this management service agreement and such agreement was terminated on September 1, 2011.

Joint Venture Arrangement

In February 2011, a new entity was formed and organized in preparation and in connection with a proposed joint venture. Empire had entered into a non-binding joint venture term sheet in December 2010 whereby it outlines the material terms and conditions of a proposed joint venture to be entered into between Empire and Concerts International, Inc. Under the terms of this non-binding joint venture term sheet, the parties formed an entity, Capital Hoedown, Inc., to operate an annual country music festival. On September 1, 2011, the Company disposed its Empire subsidiary pursuant to a Stock Purchase Agreement (the “SPA”) by and between the Company, Empire and CII (see Note 2).  Prior to the purchase, CII was the owner of a 33 1/3% minority interest with Empire in Capital Hoedown, Inc., an Ontario corporation, formed to undertake an event held during August 2011.   Pursuant to the SPA, the Company agreed to sell to CII its Empire subsidiary, including the 66.67% equity ownership interest in Capital Hoedown, for $500,000 payable on March 31, 2012 pursuant to a Senior Promissory Note issued by CII to the Company which bears interest at 8% per annum. As a result, on September 1, 2011, Empire and Capital Hoedown are no longer considered subsidiaries of the Company.

Royalty Agreement

On May 24, 2011, the Company, through its subsidiary, Arttor Gold, entered into two lease agreements with F.R.O.G. Consulting, LLC, an affiliate of one of the former members of Arttor Gold, for the Red Rock Mineral Property and the North Battle Mountain Mineral Prospect.  The leases grant the exclusive right to explore, mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten (10) years and may be renewed in ten (10) year increments.  The terms of the Leases may not exceed ninety-nine (99) years. The Company may terminate these leases at any time.

The Company is required under the terms of our property lease to make annual lease payments. The Company is also required to make annual claim maintenance payments to Federal Bureau of Land Management and to the county in which its property is located in order to maintain its rights to explore and, if warranted, to develop its property. If the Company fails to meet these obligations, it will lose the right to explore for gold on its property.

Until production is achieved, the Company's lease payments (deemed “advance minimum royalties”) consist of an initial payment of $5,000 upon signing of each lease, followed by annual payments according to the following schedule for each lease:

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment
1st Anniversary	$15,000
2nd Anniversary	$35,000
3rd Anniversary	$45,000
4th Anniversary	$80,000
5th Anniversary and annually thereafter during the term of the lease	The greater of $100,000 or the U.S. dollar equivalent of 90 ounces of gold

In the event that the Company produces gold or other minerals from these leases, the Company's lease payments will be the greater of (i) the advance minimum royalty payments according to the table above, or (ii) a production royalty equal to 3% of the gross sales price of any gold, silver, platinum or palladium that the Company recovers and 1% of the gross sales price of any other minerals that the Company recovers. The Company has the right to buy down the production royalties on gold, silver, platinum and palladium by payment of $2,000,000 for the first one percent (1%). All advance minimum royalty payments constitute prepayment of production royalties to FROG, on an annual basis.  If the total dollar amount of production royalties due within a calendar year exceed the dollar amount of the advance minimum royalty payments due within that year, the Company may credit all uncredited advance minimum royalty payments made in previous years against fifty percent (50%) of the production royalties due within that year. The Leases also requires the Company to spend a total of $100,000 on work expenditures on each property for the period from lease signing until December 31, 2012 and $200,000 on work expenditures on each property per year in 2013 and annually thereafter.

The Company is required to make annual claim maintenance payments to the Bureau of Land Management and to the counties in which its property is located. If the Company fails to make these payments, it will lose its rights to the property. As of the date of this Report, the annual maintenance payments are approximately $151 per claim, consisting of payments to the Bureau of Land Management and to the counties in which the Company's properties are located. The Company's property consists of an aggregate of 305 lode claims. The aggregate annual claim maintenance costs are currently approximately $46,000.

On July 15, 2011, the Company (the “Lessee”) entered into amended and restated lease agreements for the Red Rock Mineral Property and the North Battle Mountain Mineral Prospect by and among Arthur Leger (the “Lessor”) and F.R.O.G. Consulting, LLC (the “Payment Agent”) (collectively the “Parties”) in order to carry out the original intentions of the Parties and to correct the omissions and errors in the original lease, dated May 24, 2011. In the original lease, the Parties intended to identify Arthur Leger as the owner and lessor of the Red Rock Mineral Property and the North Battle Mountain Mineral Prospect and to designate the Payment Agent as the entity responsible for collecting and receiving all payments on behalf of Lessor. Lessor is the sole member of the Payment Agent and owns 100% of the outstanding membership interests of the Payment Agent. All other terms and conditions of the original lease remain in full force and effect.  Lessor is the Chief Geologist of Arttor Gold.

Agreement and Release

Following the consummation of the asset purchase agreement with Continental, certain holders of Continental's warrants that were received in connection with the private placement of Continental securities (the “Continental Offering”) asserted certain rights against the Company under Section 5(f) of the Continental Warrants (the “Put Right”), which the Company disputed.On October 3, 2011, the Company, Continental and each of the holders of the Continental Warrants that exercised their Put Right, entered into an Agreement and Release (the “Release”) in which the Company agreed to issue to such holder 2 shares of the Company's common stock (the “Additional Stock”) for every $1.00 invested in the Continental Offering in exchange for cancellation of the Continental Warrants and waiver of ratchet anti-dilution protection from future offerings.  A total of 5,350,000 shares were issued and a total of 4,280,000 stock warrants to purchase shares of the Company's common stock (equivalent to 5,350,000 Continental warrants) were cancelled in connection with the settlement of the Put Rights. During the nine months ended September 30, 2011, the Company recorded accrued liabilities of $4,761,500 and a corresponding settlement expense as reflected in the accompanying consolidated statements of operations. Such amount was based on the fair market value of the shares on October 3, 2011, the agreement date.

Litigation

On January 24, 2011, Shannon Briggs filed suit against Gregory D. Cohen, Sheldon Finkel, Barry Honig, The Empire Sports & Entertainment Co., and The Empire Sports & Entertainment Holdings Co. in the Supreme Court (the “Court”) of the State of New York, County of New York (Case No. 100 938/11). The plaintiff was a heavyweight boxer who had entered into a promotional agreement which had been assigned to The Empire Sports & Entertainment Co.  The plaintiff brought the suit against the defendants asserting professional boxing and non-professional boxing related claims for breach of fiduciary duties, unjust enrichment, conversion and breach of contract. The suit did not specify the amount of damages being sought. The basis of the plaintiff's claims stem primarily on his allegation that the Company failed to pay Briggs' purse for his heavyweight title fight in Germany in October 2010, and that Briggs' ownership interest in a New Jersey limited liability company named Golden Empire LLC was wrongly diluted by the actions of the Company.  The Company disputes the plaintiff's allegations.  On February 10, 2010, the Company filed a motion to compel arbitration of the plaintiff's professional boxing related claims and to dismiss the plaintiff's non-professional boxing related claims.  On May 4, 2011, the Court entered an order compelling arbitration of the plaintiff's professional boxing claims against Empire and stayed the action against all other defendants, pending the conclusion of such arbitration.  This stay included a stay of all of the plaintiff's Non-Boxing Claims against all of the defendants. On May 6, 2011, Briggs filed a motion for leave to reargue before the Court, which requested that the Court reconsider its decision compelling arbitration.  The Company filed papers with the Court opposing the motion for reargument.  On June 23, 2011, the Court entered an order denying Brigg's motion for re-argument.  Arbitration proceedings were commenced on October 26, 2011.

On August 24, 2011, AQR Opportunistic Premium Offshore Fund, L.P. (“AQR Offshore”) filed a complaint against the Company in the United States District Court for the Southern District of New York (Case No. 11CIV5933). The plaintiff seeks to enforce it rights under a warrant to purchase shares of common stock (the “Warrant”) of Continental Resources Group, Inc. On July 22, 2011, the Company acquired all of the assets of Continental through its wholly owned subsidiary Continental Resources Acquisition Sub, Inc. and assumed all of Continental's obligation under the Warrant in connection with the asset purchase agreement. The plaintiff alleged that the Company breached certain of its obligations under Section 5(f) of the Warrant by refusing to purchase the warrant for the Black Scholes value thereof. The plaintiff is suing for damages of approximately $128,000 plus attorneys' fees and costs.  The Company disputes the material allegations of the complaint and intends to vigorously defend the action. On September 23, 2011, the Company entered into a mutual release agreement (the “Release Agreement”) with Continental Resources Group, Inc. (“CRGI”), AQR Offshore, CNH Diversified Opportunities Master Account, L.P. (“CNH”), AQR Funds-AQR Diversified Arbitrage Fund (“AQR Diversified”) and Advanced Series Trust, acting solely on behalf of AST Academic Strategies Asset Allocation Portfolio (“AST” and, together with AQR Offshore, CNH and AQR Diversified, the “Claimants”).

The Release Agreement provides that the Company and CRGI, on the one hand, and the Claimants, on the other hand, release each other from all claims, actions, and damages they may have against each other for any reason relating to the Company, CRGI, the Claimants or any of their respective subsidiaries arising from the beginning of the world to the date and time of the Release Agreement. Simultaneously with the execution of the Release Agreement, AQR Offshore delivered to counsel for the Company a Stipulation of Dismissal, executed by counsel for the Claimants, dismissing its complaint, and filed the Stipulation of Dismissal with the court.